Document and Entity Information	Dec. 05, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001991792
Document Type	8-K
Document Period End Date	Dec. 05, 2024
Entity Registrant Name	CG Oncology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41925
Entity Tax Identification Number	37-1611499
Entity Address, Address Line One	400 Spectrum Center Drive
Entity Address, Address Line Two	Suite 2040
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	409-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CGON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false